UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

51 Madison Avenue, 4th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

July 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds — 95.4%
Alabama — 2.3%
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/28	$ 600,000	$ 695,550
Alaska — 1.7%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	500,000	507,410
Arizona — 3.4%
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	565,990
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/27	100,000	116,817
5.000%, due 7/1/37	300,000	338,358
		1,021,165
California — 5.6%
El Camino Healthcare District, General Obligation Bonds Insured: NATL
3.090%, due 8/1/29(a)	700,000	499,625
Pittsburg Successor Agency Redevelopment Agency, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/25	500,000	586,665
State of California, General Obligation Bonds
5.000%, due 10/1/27	250,000	296,015
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	269,063
		1,651,368
Colorado — 1.7%
City & County of Denver Co. Airport System Revenue, Revenue Bonds Series A
5.000%, due 11/15/18	500,000	504,805
Connecticut — 7.9%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	659,100
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/28	560,000	621,331
Series A Insured: BAM
5.000%, due 4/1/30	100,000	107,199
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	397,351
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	567,080
		2,352,061
Florida — 4.7%
City of Gainesville FL Utilities System Revenue, Revenue Bonds Series A
5.000%, due 10/1/33	500,000	585,265
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
County of Broward FL Airport System Revenue, Revenue Bonds
5.000%, due 10/1/34	$ 500,000	$ 568,420
School Board of Miami-Dade County (The), Revenue Bonds Series A Insured: AMBAC
5.000%, due 8/1/18	250,000	250,000
		1,403,685
Georgia — 2.0%
Burke County Development Authority, Revenue Bonds
1.630%, due 11/1/52(b)	600,000	600,000
Illinois — 14.8%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	263,311
Illinois Finance Authority, Revenue Bonds
3.000%, due 12/1/18	125,000	125,497
5.000%, due 9/1/25	500,000	543,125
Lake County Community Consolidated School District No 73 Hawthorn, General Obligation Bonds Insured: NATL
1.590%, due 12/1/18(a)	400,000	397,868
St Charles Park District, General Obligation Bonds Series A
5.000%, due 12/15/18	600,000	607,962
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	400,000	440,788
5.000%, due 1/1/30	500,000	560,975
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	364,689
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	860,404
3.500%, due 1/1/27	260,000	264,753
		4,429,372
Indiana — 0.4%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds
5.000%, due 7/15/28	100,000	118,993
Kansas — 0.4%
Kansas Municipal Energy Agency, Revenue Bonds Series A Insured: BAM
5.000%, due 4/1/31	100,000	111,568
Kentucky — 3.8%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	562,935
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	325,000	328,120

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	$ 250,000	$ 255,390
		1,146,445
Louisiana — 3.3%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/26	500,000	582,020
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	335,000	379,113
		961,133
Maine — 1.9%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	172,346
5.000%, due 12/1/26	160,000	178,675
5.000%, due 12/1/27	175,000	195,881
		546,902
Michigan — 1.7%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Insured: BHAC, FGIC
5.250%, due 7/1/29	500,000	501,600
Minnesota — 1.0%
Minnesota Higher Education Facilities Authority, Revenue Bonds Series B
4.000%, due 10/1/18	300,000	300,918
Montana — 1.4%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	425,340
New Jersey — 9.4%
Mainland Regional High School District, General Obligation Bonds Insured: BAM
5.000%, due 10/15/28	600,000	711,732
New Jersey Economic Development Authority, Revenue Bonds Insured: NATL
5.250%, due 7/1/26	500,000	571,525
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	593,800
New Jersey Educational Facilities Authority, Revenue Bonds Series F
5.000%, due 7/1/28	330,000	368,686
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	554,195
		2,799,938
New York — 7.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B-1
5.000%, due 8/1/34	1,000,000	1,156,680

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds Series A
5.000%, due 7/1/27	$ 500,000	$ 601,530
New York State Energy Research & Development Authority, Revenue Bonds Class A Insured: XLCA
5.140%, due 7/1/29(b)	500,000	500,000
		2,258,210
Oklahoma — 1.9%
Oklahoma County Finance Authority, Revenue Bonds
5.000%, due 10/1/26	500,000	577,395
Pennsylvania — 1.8%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	332,757
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.166%, due 7/1/27(b)	230,000	222,541
		555,298
Puerto Rico — 2.1%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	320,000	345,670
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	250,000	256,043
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,108
		626,821
Texas — 3.6%
Cypress-Fairbanks Independent School District, General Obligation Bonds Series A-1
2.000%, due 2/15/27(b)	500,000	500,110
Uptown Development Authority, Revenue Bonds Series A
5.000%, due 9/1/35	500,000	554,605
		1,054,715
Utah — 4.0%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	576,865
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	611,378
		1,188,243
Washington — 3.6%
Spokane County School District No 354 Mead, General Obligation Bonds Insured: SCH BD GTY
5.000%, due 12/1/27	400,000	479,804

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	$ 535,000	$ 608,108
		1,087,912
Wisconsin — 3.4%
Chippewa Falls Area Unified School District, Revenue Bonds
3.000%, due 1/10/19	500,000	501,470
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Class A
5.500%, due 8/15/18	500,000	500,720
		1,002,190
Total Municipal Bonds
(Cost $28,654,090)		28,429,037
	Shares
Short-Term Investment — 3.8%
Money Market Fund — 3.8%
Fidelity Investments Money Market Treasury Only Class I, 1.78%(c)
(Cost $1,129,387)	1,129,387	1,129,387

Total Investments — 99.2%
(Cost $29,783,477)		29,558,424
Other Assets and Liabilities, Net — 0.8%		248,372
Net Assets — 100.0%		$ 29,806,796

1

Effective August 29, 2018, the fund name was changed from IQ MacKay Shields Municipal Intermediate ETF to IQ MacKay Municipal Intermediate ETF.
(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2018.
(c)	Reflects the 7-day yield at July 31, 2018.

1

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
SCH BD GTY	- School Bond Guaranty Program
XLCA	- XL Capital Assurance

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$ –	$ 28,429,037	$ –	$ 28,429,037
Short-Term Investment:
Money Market Fund	1,129,387	–	–	1,129,387
Total Investments in Securities	$ 1,129,387	$ 28,429,037	$ –	$ 29,558,424

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF

July 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds — 93.6%
California — 9.3%
City of Tulare CA Water Revenue, Revenue Bonds Insured: BAM
4.000%, due 12/1/33	$ 150,000	$ 158,244
5.000%, due 12/1/30	165,000	193,436
El Camino Healthcare District, General Obligation Bonds Insured: NATL
3.090%, due 8/1/29(a)	700,000	499,625
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	620,000	647,565
		1,498,870
Colorado — 7.4%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	545,000	605,904
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM
5.000%, due 12/1/42	520,000	583,809
		1,189,713
Connecticut — 8.2%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,761
5.000%, due 7/1/24	20,000	22,452
5.000%, due 7/1/27	60,000	66,847
5.000%, due 7/1/28	560,000	621,331
City of Hartford CT, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,729
City of Hartford CT, General Obligation Bonds Series C Insured: AGM
5.000%, due 7/15/32	20,000	21,927
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	567,080
		1,342,127
Florida — 1.5%
School Board of Miami-Dade County (The), Revenue Bonds Series A Insured: AMBAC
5.000%, due 8/1/18	250,000	250,000
Georgia — 1.8%
Barnesville-Lamar County Industrial Development Authority, Revenue Bonds Insured: AGC
4.250%, due 6/1/38	200,000	200,000
Burke County Development Authority, Revenue Bonds
1.630%, due 11/1/52(b)	100,000	100,000
		300,000
Illinois — 22.1%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	558,550
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	257,587

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds Series A-2 Insured: AGM
0.980%, due 1/1/31(b)	$ 200,000	$ 200,000
Lake County Community Consolidated School District No 73 Hawthorn, General Obligation Bonds Insured: NATL
1.590%, due 12/1/18(a)	500,000	497,335
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	325,000	357,367
State of Illinois, Revenue Bonds Series 2 Insured: NATL
5.750%, due 6/15/19	100,000	103,258
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	500,000	560,975
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	364,689
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/27	360,000	366,581
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	292,970
		3,559,312
Kansas — 0.7%
Kansas Municipal Energy Agency, Revenue Bonds Series A Insured: BAM
5.000%, due 4/1/31	100,000	111,568
Kentucky — 9.0%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	562,935
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
2.130%, due 11/1/25(b)	130,000	127,777
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	504,800
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	250,000	255,390
		1,450,902
Louisiana — 1.2%
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	165,000	186,727
Maine — 3.4%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	172,346
5.000%, due 12/1/26	155,000	173,092

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Maine (continued)
5.000%, due 12/1/27	$ 170,000	$ 190,284
		535,722
Massachusetts — 1.5%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
2.150%, due 5/1/37(b)	250,000	241,552
Michigan — 1.5%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Insured: BHAC, FGIC
5.250%, due 7/1/29	250,000	250,800
Nevada — 0.6%
County of Clark Department of Aviation, Revenue Bonds Series D-3
0.910%, due 7/1/29(b)	100,000	100,000
New Jersey — 4.0%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/42	350,000	356,104
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	294,017
		650,121
New York — 6.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B-1
5.000%, due 8/1/34	500,000	578,340
New York State Energy Research & Development Authority, Revenue Bonds Class A Insured: XLCA
5.140%, due 7/1/29(b)	500,000	500,000
		1,078,340
Oregon — 0.6%
Oregon State Facilities Authority, Revenue Bonds Series B
0.940%, due 8/1/34(b)	100,000	100,000
Pennsylvania — 8.4%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	434,448
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	525,000	580,771
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.166%, due 7/1/27(b)	230,000	222,541
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR and FGIC
5.000%, due 6/1/34	100,000	115,767
		1,353,527

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico — 3.9%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	$ 325,000	$ 351,072
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	250,000	256,042
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,108
		632,222
Texas — 1.8%
Fort Bend County Municipal Utility District No 161, General Obligation Bonds Insured: AGM
3.625%, due 9/1/40	300,000	288,717
Total Municipal Bonds
(Cost $15,231,440)		15,120,220
	Shares
Short-Term Investment — 7.1%
Money Market Fund — 7.1%
Fidelity Investments Money Market Treasury Only Class I, 1.78%(c)
(Cost $1,154,444)	1,154,444	1,154,444

Total Investments — 100.7%
(Cost $16,385,884)		16,274,664
Other Assets and Liabilities, Net — (0.7)%		(128,271)
Net Assets — 100.0%		$ 16,146,393

1

Effective August 29, 2018, the fund name was changed from IQ MacKay Shields Municipal Insured ETF to IQ MacKay Municipal Insured ETF.
(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2018.
(c)	Reflects the 7-day yield at July 31, 2018.

1

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$ –	$ 15,120,220	$ –	$ 15,120,220
Short-Term Investment:
Money Market Fund	1,154,444	–	–	1,154,444
Total Investments in Securities	$ 1,154,444	$ 15,120,220	$ –	$ 16,274,664

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.           FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2018 is disclosed at the end of each Fund’s Schedule of Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	September 24, 2018

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	September 24, 2018

* Print the name and title of each signing officer under his or her signature.